Long-term investment	12 Months Ended
Dec. 31, 2022
Long-term investment
Long-term investment

12. Long-term investment

	As of
	December 31,
	2021	2022
	RMB	RMB
Equity investments	19,422	5,190

The long-term investments were included in “Other non-current assets” as presented on the Group’s consolidated balance sheets.

As of December 31, 2021 and 2022, the Group’s long-term investments primarily included the equity investments in privately-held companies as below.

In 2018, the Group invested in preferred shares of Firestorm Holdings Limited (“Firestorm”) with a consideration of cash in US$2,137, Firestorm operates an open platform in Indonesia for discovery and recommendation of financial products. In 2022, the financial performance of Firestorm significantly deteriorated, which was mainly attributable to the COVID-19 impact. As such, the Group performed quantitative impairment test for this long-term investment and recognized a whole impairment of Firestorm for US$2,137 (RMB14,751).

In 2021, the Group invested in preferred shares of Infinlinx Technology Limited (“Infinlinx”) with a consideration in cash of RMB5,000. Infinlinx is a customer service provider in Indonesia. The Group applies the equity method of accounting to account for this equity investment. In 2022, the Group recognized an investment gain of RMB190 in this investment, and the amount of the investment was RMB5,000 and RMB5,190 as of December 31, 2021 and 2022, respectively.